Derivative Financial Instruments and Risk Management Policies - Derivatives Policy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Nominal value of outstanding derivatives	€ 138,102	€ 145,166
Decrease in outstanding derivatives	5.00%
Interest rate risk | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%
Interest rate risk | Cash flow hedges | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	2.00%
Interest rate risk | Cash flow hedges | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%